Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - $ / shares	Jun. 30, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)
Ordinary shares, shares authorized	20,000,000,000	10,000,000,000
Ordinary shares, shares issued	3,967,407,393	2,983,181,793
Ordinary shares, shares outstanding	3,967,407,393	2,983,181,793